Note 14 - Derivative Financial Instruments - Derivatives Not Designated as Hedging Instruments by Account Type (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Total derivative assets	$ 55,030	$ 51,453
Freight Forward Agreements [Member]
FFA contract	49,350
Interest Rate Swap [Member]
Interest rate swap contracts	$ 5,680	$ 51,453